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METROPOLITAN LIFE INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

May 2, 2012

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 333-162586/811-04001
     (MetLife Growth and Guaranteed Income)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 30, 2012 and Statement of Additional Information ("SAI") dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 12, 2012.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,


/s/ John Towers
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John Towers
Senior Counsel
Metropolitan Life Insurance Company